Employee Benefit Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Weighted average exercise price	$ 18.07	$ 18.13	$ 18.50		$ 19.04
Compensation costs not yet recognized	$ 86,000
Employer's matching contribution	162,000	$ 147,000	$ 123,000
Cash received from option exercises	$ 53,000
Employer's safe harbor contribution rate	3.00%
Employer's safe harbor contribution payable	$ 157,000
Prior year contribution payable credited in current year		191,000
Defined contribution plan, cost recognized	$ 192,000	$ 180,000	$ 175,000
Maximum number of share per year in addition to prior unissued shares	the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings
Shares issued during period under employee stock purchase plans	3,242	3,497	2,823
Deferred compensation liability	$ 1,504,000	$ 1,528,000
Deferred compensation, compensation expense	30,000	33,000	$ 47,000
Salary continuation liability	1,178,000	1,167,000
Salary continuation period expense	$ 119,000	$ 118,000	97,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	50%
Actual allocation	49.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	50%
Actual allocation	50.00%
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award expiration period	10 years
Shares authorized under share-based payment awards		300,000
Shares granted, exercisable period	1 year
Shares available for grant	177,975
Exercise price, lower range limit	$ 17.22
Exercise price, upper range limit	$ 24.00
Weighted average exercise price		$ 18.07
Weighted average remaining contractual life	7 years
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	1.00%
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized under share-based payment awards	250,000
Shares available for grant	180,818
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Present value of future plan liability	$ 392,000	$ 459,000
Supplemental retirement plans, cost recognized during period	34,000	39,000	$ 47,000
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net period benefit cost to be recorded next year	122,000
Debt and equity instruments included in the Plan assets	9,463,000	9,603,000
Increase in benefit obligation	623,000	1,079,000
Percentage of vested benefit				100.00%
JVB Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	250,000	$ 527,000
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net period benefit cost to be recorded next year	17,000
Debt and equity instruments included in the Plan assets	$ 3,903,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option price as a percentage of fair value	95.00%
Minimum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	3 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation cost not yet recognized, period for recognition	5 years
Option price as a percentage of fair value	100.00%
Maximum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	5 years
Award expiration date	Feb. 17, 2025
Maximum [Member] | Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum number of share per year in addition to prior unissued shares	5,000